Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated June 14, 2024 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 31, 2023, as supplemented
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Oak Hill Advisors, L.P. will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Fir Tree Capital Management LP	Relative Value Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Harvest Fund Advisors LLC	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Maren Capital LLC	Equity Hedge Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Melqart Asset Management (UK) Limited	Macro Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Oak Hill Advisors, L.P.	Relative Value Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers LLC	Event-Driven Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Varick Capital Partners LP	Macro Strategies
Waterfall Asset Management, LLC	Relative Value Strategies
The list of sub‑advisers to the Fund in the “Fund Summary—Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:
Discretionary Sub‑Advisers:
Bayforest Capital Limited
Bayview Asset Management, LLC

Blackstone Liquid Credit Strategies LLC
Blackstone Real Estate Special Situations Advisors L.L.C.
Caspian Capital LP
Clear Sky Advisers, LLC
D. E. Shaw Investment Management, L.L.C.
Endeavour Capital Advisors Inc.
Fir Tree Capital Management LP
Fort Baker Capital Management LP
Harvest Fund Advisors LLC
Magnetar Asset Management LLC
Maren Capital LLC
Mariner Investment Group, LLC
Melqart Asset Management (UK) Limited
Merritt Point Partners LLC
Mesarete Capital LLP
Nephila Capital Ltd.
North Reef Capital Management LP
Oak Hill Advisors, L.P.
Seiga Asset Management Limited
Seven Grand Managers LLC
TrailStone Commodity Trading US, LLC
Two Sigma Advisers, LP
Varick Capital Partners LP
Waterfall Asset Management, LLC
The list of sub‑advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy	Principal Sub‑Strategy
Bayforest Capital Limited	Multi-Strategy Strategies	N/A
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Clear Sky Advisers, LLC	Macro Strategies	Commodity – Energy
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Endeavour Capital Advisors Inc.	Equity Hedge Strategies	Equity Long/Short
Fir Tree Capital Management LP	Relative Value Strategies	Fixed Income – Corporate
Fort Baker Capital Management LP	Event-Driven Strategies	Event Driven Multi-Strategy
Harvest Fund Advisors LLC	Equity Hedge Strategies	Equity Long/Short
Magnetar Asset Management LLC	Event-Driven Strategies	Risk Arbitrage Strategies
Maren Capital LLC	Equity Hedge Strategies	Fundamental Value
Mariner Investment Group, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Melqart Asset Management (UK) Limited	Macro Strategies	Discretionary Thematic
Merritt Point Partners LLC	Macro Strategies	Commodity – Multi
Mesarete Capital LLP	Relative Value Strategies	Fixed Income – Sovereign
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
North Reef Capital Management LP	Equity Hedge Strategies	Equity Long/Short
Oak Hill Advisors, L.P.	Relative Value Strategies	Fixed Income – Asset Backed
Seiga Asset Management Limited	Equity Hedge Strategies	Equity Long/Short
Seven Grand Managers LLC	Event-Driven Strategies	Event-Driven Multi-Strategy
TrailStone Commodity Trading US, LLC	Macro Strategies	Commodity – Energy
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Varick Capital Partners LP	Macro Strategies	Systematic Diversified
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed

The following disclosure is added to the “More on Fund Management—Adviser and Sub‑Advisers—Sub‑Advisers” section in the Prospectus:

•
Oak Hill Advisors, L.P. (“OHA”), located at 1 Vanderbilt Avenue, 16th Floor, New York, NY 10017, is an investment adviser registered with the SEC. OHA may manage a portion of the Fund’s assets using Relative Value Strategies. Founded in 1991, OHA has approximately $64 billion in assets under management as of March 31, 2024.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated June 14, 2024 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 31, 2023, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Oak Hill Advisors, L.P will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	Oak Hill Advisors, L.P. (“OHA”). OHA is wholly owned by T. Rowe Price Group, Inc.

Sub-Adviser Proxy Voting Policy

Effective immediately, the disclosure in the attached Appendix A is added to Appendix A to the Statement of Additional Information:

APPENDIX A

OAK HILL ADVISORS, L.P.

AND ITS AFFILIATED INVESTMENT ADVISORS

PROXY VOTING, CLASS ACTIONS & BANKRUPTCY CLAIMS POLICY

Effective October 9, 2023

This Policy Applies to Investment Professionals and Operations Team

GOVERNING STANDARDS

This Proxy Voting & Class Actions Policy and Procedures (this “Policy”) has been adopted by Oak Hill Advisors, L.P., and its affiliated investment advisors (collectively, “OHA” or the “Firm”). The proxy voting policies and procedures are designed to comply with Rule 206(4)-6 (the “Rule”) under the Investment Advisers Act of 1940, as amended (“Advisers Act”). The Policy has been reasonably designed (i) to ensure that OHA votes equity proxies in the best interest of its Clients and to provide Clients with information about how their proxies are voted, and (ii) to enable OHA to act in its Clients’ best interests with respect to class actions and bankruptcy claims. The Firm’s “advisory affiliates” are defined in this Policy to include (i) all Employees1 or any person performing similar functions; (ii) all persons directly or indirectly controlling or controlled by the advisor; and (iii) all current Employees.

[1]	As used in this Policy, “Employees” means employees, partners, and officers.

PROXY LEGAL REQUIREMENTS

The Rule states that it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment advisor to exercise voting authority with respect to Client securities, unless the advisor:

◾

Adopts and implements written policies and procedures that are reasonably designed to ensure that the advisor votes Client securities in the best interest of Clients, which procedures must include how the advisor addresses material conflicts that may arise between its interests and those of its Clients;

◾	Discloses to Clients how they may obtain information from the advisor about how it voted with respect to their securities; and

◾	Describes to Clients the advisor’s proxy voting policies and procedures and, upon request, furnishes a copy of the policies and procedures to the requesting Client.

PROXY POLICY

A.	Internally Managed Assets

It is the policy of OHA to vote Client proxies in the interest of maximizing value. To that end, OHA will vote in a way that it believes is consistent with its fiduciary duty to its Clients. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

Externally Managed Assets

If any Client account is managed on a discretionary basis by an unaffiliated sub-advisor, or sub-advisors, proxies for such accounts will be voted by personnel of such sub-advisor in accordance with each sub-advisor’s proxy voting policies, procedures and guidelines. OHA will not have the ability to review or vote such proxies on behalf of its Clients. In addition, OHA may not request that a sub-advisor or manager vote a proxy in a certain direction at any time.

Client-Specific Proxy Voting Guidelines

Any general or specific proxy voting guidelines provided by an advisory Client or its designated agent, in writing, may supersede this policy with respect to such Client. Clients may, upon request, have their proxies voted by an independent third party or other named fiduciary or agent, at the Client’s cost.

OHA’s Responsibility to Vote Proxies

OHA is not required to vote every Client proxy and refraining from voting should not necessarily be construed as a violation of OHA’s fiduciary obligations. OHA shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the Client’s best interest, such as when an advisor’s analysis of a particular Client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the Client (i.e., casting a vote on a foreign security may require that the advisor engage a translator or travel to a foreign country to vote in person). Such position is consistent with Interpretive Bulletin 94-2 of the Department of Labor.

The Operations Team shall keep a record of the reason for refraining from voting Client proxies.

PROXY GENERAL PROCEDURES

A.	OHA as Designated Party to Receive Proxies

The Operations Team shall ensure that OHA is the designated party to receive proxy voting materials from companies or intermediaries for accounts where OHA has proxy voting authority.

The Operations Team shall coordinate with the custodian or prime broker for each new Client account to ensure the account is set up to deliver proxy materials to OHA, either by mail or electronically. Most custodians utilize a web-based proxy voting service for the purposes of notifying advisors of upcoming shareholder meetings and for completing and submitting the proxy statement. Many Clients’ custodians utilize the proxy voting service “Proxy Edge”. Another resource is “Proxy Vote”, which enables OHA to vote paper ballots or to manually vote by control number.

Certain issuers may not utilize proxy voting services. In such circumstances, the Operations Team will reach out to the relevant issuer or their agent (e.g., a transfer agent, legal counsel) to determine how best to submit the Clients’ vote.

The Operations Team Manages the Process

All proxy voting materials received by OHA shall be promptly forwarded to the Operations Team, which is responsible for voting proxies on behalf of the investment team and submitting them in a timely manner.

The Operations Team’s Review

The Operations Team will review the list of Clients and compare the record date of the proxies with a security holdings list for the security or company soliciting the proxy vote, as the record date determines whether a proxy may be voted, regardless of whether a Client actually holds that particular security at the time of voting. For any Client who has provided specific voting instructions, OHA shall vote that Client’s proxy in accordance with the Client’s written instructions. For Clients who have selected a third party to vote proxies, and whose proxies were inadvertently received by OHA, the proxies shall be forwarded to such third-party designee for voting and submission.

No Voting Proxies for Non-Clients (Post-Client Relationship)

Proxies received after the termination date of a Client relationship will not be voted. The Operations Team shall attempt to deliver such proxies to the last known address of the Client or to the intermediary who distributed the proxy with a written or oral statement indicating that the advisory relationship has been terminated and that future proxies for the named Client should not be delivered to OHA.

Investment Professionals Shall Review Proxy Materials

The Operations Team will provide all proxy solicitation information and materials to the appropriate Portfolio Managers and senior research analysts, who shall be responsible for review and consideration of the proxy request.

Investment Professionals Shall Make Voting Decisions; the Operations Team Manager Shall Submit the Proxies

Portfolio Managers and senior research analysts, as applicable, shall be responsible for making voting decisions with respect to all Client proxies for accounts where OHA has proxy voting authority.

1.	No Default Proxy Votes in Favor of Management

As noted by the Securities Exchange Commission (“SEC”) in Release No. IA-2106, the fiduciary duty that OHA owes to its Clients prohibits the adoption of a policy to enter default proxy votes in favor of management. Thus, OHA investment professionals shall review all Client proxies in accordance with the general principles outlined herein.

2.	Voting Against Management’s Position

If OHA finds that, for a particular security, management’s position on resolutions cannot consistently be supported, the relevant investment professionals shall review the quality of management and the projected future of the corporation and consider whether OHA should sell their interest in such company or seek a change in management.

Communicate Proxy Vote Decision to Operations Team

The investment professional should inform the Operations Team of his or her proxy vote decision and the reason for such decision. The investment professional must consider any conflicts of interest when making a proxy vote decision and confirm that he or she is not aware of any conflicts of interest with respect to the proposed vote (see the Proxy Conflicts of Interest Section below).

Alternatively, the investment professional may inform the Operations Team that OHA will refrain from voting the proxy, and if so, the reason for such decision.

Reporting of Actions Inconsistent with Policy

To the extent that the Operations Team is aware, the Operations Team will report any attempts by any of OHA’s personnel to influence the voting of Client proxies in a manner that is inconsistent with this Policy. Such report shall be made to the Compliance Group or a Senior Partner.

PROXY CONFLICTS OF INTEREST

A.	General

OHA will vote Client proxies in the best interest of its Clients and not its own. In voting Client proxies, OHA attempts to avoid material conflicts of interest between the interests of OHA and the interests of its Clients.

Potential Material Conflicts of Interest

OHA has identified the following potential material conflicts that could affect OHA’s proxy voting process in the future, if known to the investment professional responsible for the voting decision. These potential conflicts have been listed for informational purposes only and do not include all of the potential conflicts of interest that an advisor might face in voting Client proxies. OHA acknowledges that the existence of a relationship of the types discussed below, even in the absence of any active efforts to solicit or influence OHA with respect to a proxy vote related to such relationship, may be sufficient for a material conflict to exist.

Example Conflict No. 1: XYZ has a pension fund that invests in a fund managed by OHA. XYZ is a private or public company and the fund holds an investment in securities issued by XYZ. This type of relationship may influence OHA to vote with management on proxies to gain favor with management. Such favor may influence XYZ’s decision to continue its investment in the fund.

Example Conflict No. 2: An investor in a fund managed by OHA is an officer or director of a portfolio company that is held in a fund managed by OHA.

Example Conflict No. 3: An OHA Employee maintains a personal and/or business relationship (not an advisory relationship) with a company whose assets or securities are owned by a Client or individuals that serve as officers or directors of the company. For example, the spouse of an OHA Employee may be a high-level executive of a company whose assets or securities are owned by a Client. The spouse could attempt to influence OHA to vote in favor of management.

Example Conflict No. 4: OHA or an Employee personally owns a significant number of securities in an issuer held by a Client. For any number of reasons, an Employee may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by this Policy. The Employee could oppose voting the proxies according to this Policy and successfully influence a proxy vote in contradiction to this Policy.

Example Conflict No. 5: OHA accounts may be invested in different parts of the capital structure, particularly in distressed companies.

Evaluation of Conflicts of Interest

With regard to the voting of each proxy, the Operations Team will confirm with the Portfolio Manager or senior research analyst that OHA is not aware of any actual or potential personal or business conflict with respect to the proxy vote. The Operations Team will seek confirmation, by way of negative affirmation, of the lack of conflict by email to the Firm’s portfolio managers and research analysts.

The Compliance Group will review any potential personal or business conflicts disclosed.

Resolution of Conflicts of Interest

All conflicts of interest will be resolved consistent with the Firm’s fiduciary duties to its Clients.

For material conflicts of interest, resolution shall be reached after such conflict is presented by the Compliance Group to at least one independent Senior Partner. For material conflicts of interest, OHA may choose to do any (or none) of the following:

◾	Disclose the conflict to the relevant Clients and obtain such Client’s informed consent as to the fact that a material conflict exists in voting the Client’s proxy in the manner favored by OHA;

◾

Defer to the voting recommendation of the Clients or those of another independent third-party provider of proxy services (e.g., such as Institutional Shareholder Services, an independent proxy voting advisory and research firm);

◾	Send the proxy directly to the Client for a voting decision; or

◾	Take such other action in good faith (which may be in consultation with outside counsel) which would protect the interest of the Client.

PROXY RECORDKEEPING

A.	Documents to be Retained

In accordance with Rule 204-2(c)(2) under the Advisers Act, the Operations Team shall maintain the following documents in an easily accessible place for six years from the date the document was created or last altered (whichever is more recent), the first two years in an appropriate office of OHA.

The Operations Team shall retain a record of:

◾	Proxy statements received regarding Client securities;

◾	Records of votes cast on behalf of Clients;

◾	Records of Client requests for proxy voting information and a copy of the response;

◾	Documentation supporting each proxy voting decision;

◾	Any documents prepared by OHA that were material to making a decision of whether or how to vote, or that memorialized the basis for the decision; and

◾	Any document regarding potential conflicts of interest.

In lieu of maintaining its own copies of proxy statements as noted above, OHA may rely on proxy statements filed on the SEC’s EDGAR system. Additionally, OHA may rely on proxy statements and records of proxy votes cast by OHA that are maintained with a third party such as a proxy voting service, provided that OHA has obtained an undertaking from the third party to provide a copy of the documents promptly upon request. See the Books and Records Policy.

Information to be Retained

The Operations Team shall record all proxy votes on OHA’s Proxy Voting Record / Log or in another suitable place. In either case, the following information will be maintained:

◾	The name of the issuer of the portfolio security;

◾	The exchange ticker symbol of the portfolio security;

◾	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

◾	The shareholder meeting date;

◾	The number of shares OHA is voting on a firm-wide basis;

◾	A brief identification of the matter voted on;

◾	Whether the matter was proposed by the issuer or by a security holder;

◾	Whether or not OHA cast its votes on the matter;

◾	How OHA cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

◾	Whether OHA cast its vote with or against management;

◾	Whether any Client requested an alternative vote on its proxy; and

◾

In the event that OHA votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a Client requires OHA to vote a certain way on an issue, while OHA deems it beneficial to vote in the opposite direction for its other Clients) in the permanent file.

C.	Client Request to Review Votes

Any request, whether written (including e-mail) or oral, by a Client to review proxies voted on their behalf, must be promptly reported to the Operations Team. All written requests must be retained in the proxy voting file. The following additional procedures shall be followed with respect to a Client request to review proxy voting information:

◾

The Operations Team shall record the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting Client, other dispositions, etc.) on a document entitled Client Requests for Proxy Information or in another suitable place; and

◾

OHA shall furnish the information requested, free of charge, to the Client within a reasonable time period (within 10 business days) and maintain a copy of the written record provided in response to a Client’s written (including e-mail) or oral request. The written response should be attached and maintained to the Client’s written request, if applicable, and maintained in the permanent file. Clients are permitted to request and OHA is required to distribute the proxy voting record for such Client for the 5-year period prior to their request.

For the avoidance of doubt, the responses to Clients will be delivered by the Client Coverage Group, not the Operations Team Manager.

CLASS ACTIONS & BANKRUPTCY CLAIMS POLICY

As a fiduciary, OHA seeks to act in its Clients’ best interests with good faith, loyalty, and due care. When applicable, the General Counsel will determine whether Clients will (i) participate in a recovery through a class action, or (ii) opt out of the class action and separately pursue their own remedy. With respect to bankruptcy claims, the process is the same except that the General Counsel or his designee will ask the appropriate Portfolio Manager to make a determination as to whether Clients should seek to participate in a recovery.

Where a class action settlement has been approved by a court, the Operations Team will consult with the General Counsel or his designee and will oversee the completion and filing of Proof of Claim forms and any associated documentation, the submission of such documents to the claim administrator, and the receipt of any recovered monies. The Operations Team will maintain documentation associated with Clients’ participation in class actions.

Employees must notify the Operations Team or the Chief Compliance Officer if they are aware of any material conflict of interest associated with Clients’ participation in class actions or bankruptcy claims. The Chief Compliance Officer will evaluate any such conflicts and determine an appropriate course of action for OHA.

CONFIDENTIALITY

All reports and any other information filed with OHA pursuant to this Policy shall be treated as confidential, except that the information may be disclosed to any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order.

TRAINING

The Compliance Group conducts periodic training programs on this Policy. All persons who are invited are required to attend.

REVIEW

The Compliance Group shall review at least annually the provisions of this Policy and assess the relevant risks, including upon any material change to the Firm’s business or operations and upon any other change in circumstances that may have a material impact upon this Policy.

QUESTIONS

Please direct any questions about this Policy to the Compliance Group.

CERTIFICATION

All Employees shall be required to certify upon commencement of their employment that they have read and understand this Policy and that they agree to comply with it. In addition, all Employees shall be required to re-certify periodically (upon request) that they have read and understand this Policy and are in compliance with the current Policy.

Shareholders should retain this Supplement for future reference.